Trade and Other Receivables (Details) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables	$ 48,106,207	$ 57,978,341
Less: Allowance for doubtful accounts	(27,112,258)	(7,852,062)
Trade receivables - net	20,993,949	50,126,279
Notes receivable	616,710	438,314
Other receivables	55,684,639	53,799,508
Prepayments and deposits	4,032,693	11,864,800
Trade and other receivables, Total	$ 81,327,991	$ 116,228,901